CONSOLIDATED BALANCE SHEETS	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 637,150,219	$ 92,378,098	¥ 298,428,709
Restricted cash	7,937,397	1,150,814	3,300,000
Short-term investments	186,031,572	26,972,043	557,458,675
Investments in equity securities	41,361,346	5,996,831	157,988,851
Accounts receivable, net of allowance for doubtful accounts of RMB3,429,201 and RMB7,527,631 (USD1,091,404) as of December 31, 2021 and 2022 respectively	115,505,310	16,746,696	95,589,936
Amounts due from related parties	437,165,271	63,383,006	310,419,860
Prepaid rent			15,454,967
Inventories	2,236,082	324,201	2,297,584
Other current assets	92,851,350	13,462,181	142,737,163
Loans receivable, net	181,667,170	26,339,264	247,530,580
Total current assets	1,701,905,717	246,753,134	1,831,206,325
Amounts due from a related party	112,360,000	16,290,669
Restricted cash	25,359,592	3,676,795	18,869,900
Long-term time deposits	130,000,000	18,848,228	160,000,000
Loans receivable, net	177,172,509	25,687,599	290,967,680
Property and equipment, net	834,771,681	121,030,517	1,045,356,265
Intangible assets, net	38,111,936	5,525,711	520,117,479
Operating lease right-of-use assets	1,544,739,494	223,966,174	1,830,043,887
Goodwill	29,583,468	4,289,200	120,819,948
Long-term investments	175,554,460	25,453,004	188,790,785
Other assets	94,606,582	13,716,665	329,366,340
Deferred tax assets	231,913,646	33,624,318	161,565,839
TOTAL ASSETS	5,096,079,085	738,862,014	4,667,060,561
Current liabilities:
Short-term bank loans	99,800,000	14,469,640	356,000,000
Long-term bank loans, current portion	141,800,000	20,559,067	50,200,000
Accounts payable	20,745,204	3,007,772	24,036,544
Advance from customers	18,681,010	2,708,492	39,773,738
Amounts due to related parties	13,812,954	2,002,690	9,530,627
Salary and welfare payable	68,684,825	9,958,364	60,154,565
Deferred rent			1,926,957
Deferred revenue	189,105,747	27,417,756	215,147,975
Operating lease liabilities, current	210,388,801	30,503,509	177,938,604
Accrued expenses and other current liabilities	400,054,308	58,002,422	381,282,062
Income tax payable	71,788,163	10,408,305	70,897,366
Dividends payable			40,999,458
Total current liabilities	1,234,861,012	179,038,017	1,249,949,292
Deferred rent			68,842,692
Operating lease liabilities, non-current	1,449,422,906	210,146,568	1,702,532,277
Deferred revenue	232,695,351	33,737,655	314,472,488
Long-term loans, non current portion	160,000,000	23,197,819	301,800,000
Other long-term liabilities	120,196,036	17,426,787	132,046,925
Deferred tax liabilities	60,456,710	8,765,399	228,201,745
Unrecognized tax benefits	349,559,101	50,681,305	328,820,281
Total liabilities	3,607,191,116	522,993,550	2,624,133,423
Commitments and contingencies
Shareholders' equity:
Treasury Stock	(16,971,057)	(2,460,572)
Additional paid-in capital	1,151,321,950	166,925,992	1,151,384,306
Retained earnings(accumulated losses)	(55,918,341)	(8,107,397)	326,298,618
Accumulated other comprehensive income	27,732,104	4,020,776	41,880,907
Total GreenTree Hospitality Group Ltd. shareholders' equity	1,444,285,936	209,401,777	1,857,685,111
Noncontrolling interests	44,602,033	6,466,687	185,242,027
Total shareholders' equity	1,488,887,969	215,868,464	2,042,927,138
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	5,096,079,085	738,862,014	4,667,060,561
Class A ordinary shares
Shareholders' equity:
Ordinary shares, value	222,587,070	32,272,092	222,587,070
Class B ordinary shares
Shareholders' equity:
Ordinary shares, value	¥ 115,534,210	$ 16,750,886	¥ 115,534,210